Operating Segments - Schedule of Reporting on Operating Segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Reporting on Operating Segments [Line Items]
Revenues	$ 47,010	$ 41,740	$ 135,782	$ 121,948	$ 160,953
Gross profit	19,762	17,234	59,440	52,936	69,967
Unallocated corporate expenses	(11,946)	(11,940)	(36,758)	(37,963)	(49,916)
Finance expenses, net	(1,449)	(1,347)	(3,949)	(4,098)	(6,717)
Income before taxes on income	6,367	3,947	18,733	10,875	13,334
Proprietary Products [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	39,523	37,128	117,976	110,032	141,447
Gross profit	18,639	16,259	56,512	50,825	67,739
Distribution [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	7,487	4,612	17,806	11,916	19,506
Gross profit	$ 1,123	$ 975	$ 2,928	$ 2,111	$ 2,228